Stock-Based Compensation (Details 4) (Stock Options, DISH Network Awards, USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock option activity
Total options outstanding, beginning of period (in shares)	13,018,490	17,640,074	18,447,004
Granted (in shares)	2,225,500	589,500	3,198,500
Exercised (in shares)	(3,172,900)	(4,406,888)	(1,640,462)
Forfeited and cancelled (in shares)	(133,000)	(804,196)	(2,364,968)
Total options outstanding, end of period (in shares)	11,938,090	13,018,490	17,640,074
Exercisable at the end of the period (in shares)	4,061,289	4,310,489	6,387,798
Weighted-Average Exercise Price
Total options outstanding, beginning of the period (in dollars per share)	$ 18.99	$ 20.38	$ 17.76
Granted (in dollars per share)	$ 36.75	$ 32.25	$ 28.52
Exercised (in dollars per share)	$ 14.70	$ 18.51	$ 12.36
Forfeited and cancelled (in dollars per share)	$ 30.25	$ 20.34	$ 12.11
Total options outstanding at the end of the period (in dollars per share)	$ 22.49	$ 18.99	$ 20.38
Exercisable, Weighted-Average Exercise Price (in dollars per share)	$ 17.88	$ 17.92	$ 21.73
Long-Term Performance Based Plans
Stock option activity
Total options outstanding, end of period (in shares)	6,468,500	6,400,700	8,022,975
Weighted-Average Exercise Price
Total options outstanding at the end of the period (in dollars per share)	$ 24.92	$ 18.71	$ 18.89